EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended September 30, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Sep-07	17-Sep-07	15-Oct-07	Floating Allocation Percentage at Month-End	71.37%
To	30-Sep-07	15-Oct-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	420,812,904.92		Beginning	$0.00

Total Collateral	$1,618,957,380.92		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	161.90%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	5.752500%
Beginning Gross Principal Pool Balance	$3,190,338,376.92		Applicable Margin	0.000000%
Total Principal Collections	(1,490,446,167.54)			5.752500%
Investment in New Receivables	1,539,619,050.43
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(1,619,867.08)		Interest	$4,474,166.67	$4.71
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.71
Less Net CMA Offset	(317,668,196.20)
Less Servicing Adjustment	(6,099,910.84)		Total Due Investors	$4,474,166.67	5.752500%
Ending Balance	$2,914,123,285.69		Servicing Fee	944,287.06
			Excess Cash Flow	$2,142,730.19
SAP for Next Period	55.56%

Average Receivable Balance	$2,876,123,727.83
Monthly Payment Rate	51.82%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$19,069,581.31
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$19,069,581.31